UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-05742

Name of Fund:  BlackRock Funds

                                         BlackRock Total Emerging Markets Fund

Fund Address:   100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Funds,

             55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 10/31/2017

Date of reporting period: 07/31/2017

Item 1 – Schedule of Investments

Consolidated Schedule of Investments July 31, 2017 (Unaudited)	BlackRock Total Emerging Markets Fund (Percentages shown are based on Net Assets)

Corporate Bonds		Par (000)	Value
United States — 6.0%
3M Co., 3.13%, 9/19/46	USD	100	$89,391
Amazon.com, Inc.:
4.80%, 12/05/34		100	114,331
4.95%, 12/05/44		300	351,907
Apple, Inc.:
4.50%, 2/23/36		100	112,869
4.45%, 5/06/44		200	219,832
3.45%, 2/09/45		1,300	1,221,402
4.38%, 5/13/45		200	217,382
4.65%, 2/23/46		200	224,739
3.85%, 8/04/46		100	99,705
4.25%, 2/09/47		100	105,832
Bristol-Myers Squibb Co., 4.50%, 3/01/44		100	109,939
Charming Light Investments Ltd., 3.75%, 9/03/19		200	203,816
Cisco Systems, Inc., 5.90%, 2/15/39		300	389,169
Eli Lilly & Co., 3.70%, 3/01/45		300	300,125
Exxon Mobil Corp.:
3.57%, 3/06/45		150	145,774
4.11%, 3/01/46		100	106,612
General Electric Co.:
6.15%, 8/07/37		100	132,532
5.88%, 1/14/38		500	644,379
6.88%, 1/10/39		340	491,382
4.50%, 3/11/44		300	332,533
Goldman Sachs Group, Inc.:
6.13%, 2/15/33		700	875,949
6.25%, 2/01/41		200	261,392
4.80%, 7/08/44		100	110,883
HSBC Holdings PLC:
6.50%, 5/02/36		150	193,469
6.50%, 9/15/37		100	129,972
6.80%, 6/01/38		100	135,355
6.10%, 1/14/42		300	396,382
5.25%, 3/14/44		200	232,510
Intel Corp.:
4.80%, 10/01/41		200	228,583
4.25%, 12/15/42		100	106,159
4.90%, 7/29/45		600	699,352
4.10%, 5/19/46		100	103,533
International Business Machines Corp.:
5.88%, 11/29/32		50	63,352
5.60%, 11/30/39		75	92,444
4.70%, 2/19/46		100	111,462
Johnson & Johnson:
4.38%, 12/05/33		300	340,986
5.95%, 8/15/37		150	203,551
4.50%, 9/01/40		200	228,751
3.70%, 3/01/46		700	719,369
Merck & Co., Inc.:
3.60%, 9/15/42		100	96,737

Corporate Bonds		Par (000)	Value
United States (continued)
Merck & Co., Inc. (continued):
4.15%, 5/18/43	USD	150	$160,770
3.70%, 2/10/45		600	602,735
Microsoft Corp.:
3.50%, 2/12/35		75	75,891
3.45%, 8/08/36		800	800,885
4.10%, 2/06/37		400	431,013
4.50%, 10/01/40		150	167,239
3.50%, 11/15/42		100	97,689
4.88%, 12/15/43		100	116,824
3.75%, 2/12/45		100	99,542
4.45%, 11/03/45		825	913,012
3.70%, 8/08/46		100	98,778
4.25%, 2/06/47		300	324,695
Morgan Stanley:
6.38%, 7/24/42		400	530,610
4.38%, 1/22/47		200	209,532
NIKE, Inc.:
3.88%, 11/01/45		75	76,148
3.38%, 11/01/46		100	93,178
Oracle Corp.:
3.25%, 5/15/30		350	354,689
3.90%, 5/15/35		100	103,840
3.85%, 7/15/36		800	830,738
6.50%, 4/15/38		200	273,987
6.13%, 7/08/39		250	332,322
5.38%, 7/15/40		100	122,288
4.13%, 5/15/45		300	310,230
PepsiCo, Inc.:
4.00%, 3/05/42		100	102,255
4.25%, 10/22/44		100	105,575
4.60%, 7/17/45		100	112,210
4.45%, 4/14/46		300	328,589
3.45%, 10/06/46		100	94,583
Pfizer, Inc.:
7.20%, 3/15/39		300	457,329
4.40%, 5/15/44		125	138,117
4.13%, 12/15/46		600	638,607
Procter & Gamble Co.:
5.50%, 2/01/34		300	385,541
5.55%, 3/05/37		24	31,909
Visa, Inc.:
4.15%, 12/14/35		100	108,633
4.30%, 12/14/45		400	438,741
Wal-Mart Stores, Inc.:
5.25%, 9/01/35		300	369,232
6.50%, 8/15/37		300	419,609
5.63%, 4/01/40		75	96,793
5.00%, 10/25/40		100	120,118
5.63%, 4/15/41		200	259,747
4.00%, 4/11/43		100	105,600
4.75%, 10/02/43		1,000	1,174,951

BLACKROCK TOTAL EMERGING MARKETS FUND	JULY 31, 2017	1

Consolidated Schedule of Investments (continued)	BlackRock Total Emerging Markets Fund

Corporate Bonds		Par (000)	Value
United States (continued)
Walt Disney Co., 4.13%, 6/01/44	USD	200	$209,429
Total Corporate Bonds — 6.0%			23,768,045

Foreign Agency Obligations
Australia — 0.0%
CNOOC Curtis Funding No. 1 Pty Ltd., 4.50%, 10/03/23		200	214,867
British Virgin Islands — 1.5%
1MDB Global Investments Ltd., 4.40%, 3/09/23		1,000	928,996
Banco del Estado de Chile, 4.13%, 10/07/20		100	105,250
China Great Wall International Holdings III Ltd., 2.63%, 10/27/21		200	195,711
Minmetals Bounteous Finance BVI Ltd., 4.75%, 7/30/25		200	213,600
Sinochem Overseas Capital Co. Ltd.:
3.25%, 4/29/19		200	203,198
4.50%, 11/12/20		100	105,944
Sinopec Group Overseas Development 2012 Ltd.:
3.90%, 5/17/22		200	209,775
4.88%, 5/17/42		200	219,497
Sinopec Group Overseas Development 2013 Ltd., 4.38%, 10/17/23		200	214,142
Sinopec Group Overseas Development 2014 Ltd., 2.75%, 4/10/19		200	201,691
Sinopec Group Overseas Development 2015 Ltd.:
2.50%, 4/28/20		200	201,100
4.10%, 4/28/45		200	196,269
Sinopec Group Overseas Development 2016 Ltd.:
2.13%, 5/03/19		200	199,664
2.00%, 9/29/21		600	585,421
3.50%, 5/03/26		200	199,872
SPIC 2016 US Dollar Bond Co. Ltd., 3.00%, 12/06/21		200	201,950
State Grid Overseas Investment 2013 Ltd., 3.13%, 5/22/23		200	202,058
State Grid Overseas Investment 2014 Ltd.:
2.75%, 5/07/19		200	202,086
4.13%, 5/07/24		200	211,998

Foreign Agency Obligations		Par (000)	Value
British Virgin Islands (continued)
State Grid Overseas Investment 2016 Ltd.:
2.88%, 5/18/26	USD	400	$385,826
3.50%, 5/04/27		600	599,476

			5,783,524
Cayman Islands — 0.2%
Amber Circle Funding Ltd., 3.25%, 12/04/22		200	203,676
Avi Funding Co. Ltd., 3.80%, 9/16/25		400	410,477
Three Gorges Finance I Cayman Islands Ltd., 3.70%, 6/10/25		200	204,354

			818,507
Chile — 2.2%
Bonos del Banco Central de Chile en UF, 3.00%, 3/01/22	CLP	3,045,394	5,102,460
Corp. Nacional del Cobre de Chile:
3.00%, 7/17/22	USD	200	201,838
4.50%, 8/13/23		1,400	1,508,593
4.50%, 9/16/25		400	427,101
6.15%, 10/24/36		400	484,642
4.25%, 7/17/42		200	194,476
5.63%, 10/18/43		200	232,909
Empresa de Transporte de Pasajeros Metro SA, 4.75%, 2/04/24		400	434,924
Empresa Nacional del Petroleo, 4.38%, 10/30/24		200	208,978

			8,795,921
China — 0.3%
China Development Bank Corp.:
2.50%, 10/09/20		200	200,192
2.63%, 1/24/22		400	399,559
3.00%, 6/01/26		200	195,472
Export-Import Bank of China:
2.00%, 4/26/21		200	196,242
3.63%, 7/31/24		200	207,287

			1,198,752
Hungary — 0.1%
Magyar Export-Import Bank Zrt, 4.00%, 1/30/20		200	206,936
MFB Magyar Fejlesztesi Bank Zrt, 6.25%, 10/21/20		200	221,250

			428,186
Indonesia — 0.1%
Pertamina Persero PT, 6.00%, 5/03/42		200	220,554

2	BLACKROCK TOTAL EMERGING MARKETS FUND	JULY 31, 2017

Consolidated Schedule of Investments (continued)	BlackRock Total Emerging Markets Fund

Foreign Agency Obligations		Par (000)	Value
Kazakhstan — 0.3%
Development Bank of Kazakhstan JSC, 4.13%, 12/10/22	USD	200	$198,647
KazMunayGas National Co. JSC:
7.00%, 5/05/20		200	218,500
6.38%, 4/09/21		400	436,883
5.75%, 4/19/47		200	192,407

			1,046,437
Malaysia — 0.8%
Export-Import Bank of Malaysia Bhd, 2.48%, 10/20/21		200	198,792
Petroliam Nasional Bhd, 7.63%, 10/15/26		300	404,181
Petronas Capital Ltd.:
5.25%, 8/12/19		100	106,082
3.13%, 3/18/22		300	307,158
7.88%, 5/22/22		350	432,676
3.50%, 3/18/25		400	413,240
4.50%, 3/18/45		600	650,435
Petronas Global Sukuk Ltd., 2.71%, 3/18/20		800	809,806

			3,322,370
Mexico — 0.3%
Petroleos Mexicanos:
3.50%, 7/23/20		300	306,600
4.88%, 1/18/24		380	392,806
6.88%, 8/04/26		200	226,180
6.75%, 9/21/47		300	315,600

			1,241,186
Netherlands — 0.2%
Kazakhstan Temir Zholy Finance BV, 6.95%, 7/10/42		200	215,871
Majapahit Holding BV, 7.88%, 6/29/37		400	525,320

			741,191
Panama — 0.1%
Aeropuerto Internacional de Tocumen SA, 5.63%, 5/18/36		200	211,000
Peru — 0.1%
Corp. Financiera de Desarrollo SA, 4.75%, 7/15/25		200	214,000
Philippines — 0.1%
Power Sector Assets & Liabilities Management Corp.:
7.25%, 5/27/19		200	217,520
7.39%, 12/02/24		100	128,560

			346,080

Foreign Agency Obligations		Par (000)	Value
South Africa — 0.1%
Eskom Holdings SOC Ltd.:
6.75%, 8/06/23	USD	200	$202,806
7.13%, 2/11/25		200	202,790
Transnet SOC Ltd., 4.00%, 7/26/22		200	195,351

			600,947
Total Foreign Agency Obligations — 6.4%			25,183,522

Foreign Government Obligations
Argentine Republic Government International Bond:
6.25%, 4/22/19		300	316,350
6.88%, 4/22/21		1,800	1,937,700
5.63%, 1/26/22		1,000	1,025,000
7.50%, 4/22/26		2,550	2,745,075
6.88%, 1/26/27		1,600	1,644,800
6.63%, 7/06/28		500	500,000
8.28%, 12/31/33		2,517	2,728,734
7.13%, 7/06/36		350	345,625
2.50%, 12/31/38		1,500	974,250
7.63%, 4/22/46		800	822,400
Brazilian Government International Bond:
4.88%, 1/22/21		700	742,000
4.25%, 1/07/25		3,400	3,403,400
6.00%, 4/07/26		840	921,900
7.13%, 1/20/37		500	581,250
5.00%, 1/27/45		1,600	1,433,600
5.63%, 2/21/47		500	487,500
Chile Government International Bond:
3.13%, 3/27/25		724	734,860
3.13%, 1/21/26		600	609,720
Colombia Government International Bond:
7.38%, 3/18/19		400	434,000
11.75%, 2/25/20		430	530,190
4.38%, 7/12/21		750	799,875
2.63%, 3/15/23		200	195,750
4.00%, 2/26/24		1,000	1,038,750
8.13%, 5/21/24		650	828,750
4.50%, 1/28/26		1,200	1,276,200
3.88%, 4/25/27		1,400	1,415,400
7.38%, 9/18/37		1,000	1,297,500
6.13%, 1/18/41		1,300	1,505,400
5.63%, 2/26/44		1,200	1,315,800
5.00%, 6/15/45		2,000	2,026,000
Hungary Government International Bond:
4.00%, 3/25/19		1,200	1,236,000
6.25%, 1/29/20		1,000	1,090,000

BLACKROCK TOTAL EMERGING MARKETS FUND	JULY 31, 2017	3

Consolidated Schedule of Investments (continued)	BlackRock Total Emerging Markets Fund

Foreign Government Obligations		Par (000)	Value
Hungary Government International Bond (continued):
6.38%, 3/29/21	USD	2,450	$2,760,567
5.38%, 2/21/23		1,574	1,764,567
5.75%, 11/22/23		2,100	2,420,250
5.38%, 3/25/24		2,378	2,701,037
7.63%, 3/29/41		1,100	1,668,649
Indonesia Government International Bond:
4.88%, 5/05/21		1,800	1,934,597
3.75%, 4/25/22		1,000	1,033,792
3.38%, 4/15/23		400	402,757
5.88%, 1/15/24		2,000	2,287,622
4.13%, 1/15/25		800	830,966
4.75%, 1/08/26		2,000	2,158,224
4.35%, 1/08/27		1,200	1,260,146
7.00%, 5/15/27	IDR	162,300,000	12,223,660
8.50%, 10/12/35	USD	300	439,116
7.75%, 1/17/38		300	424,100
5.25%, 1/17/42		2,000	2,189,452
6.75%, 1/15/44		1,500	1,972,926
5.13%, 1/15/45		1,200	1,301,282
5.95%, 1/08/46		200	241,136
5.25%, 1/08/47		400	442,098
Inflation Linked Korea Treasury Bond, 1.13%, 6/10/23	KRW	4,307,280	3,882,152
Kazakhstan Government International Bond:
3.88%, 10/14/24	USD	200	205,000
5.13%, 7/21/25		400	439,560
4.88%, 10/14/44		200	201,760
6.50%, 7/21/45		200	240,984
Lithuania Government International Bond:
7.38%, 2/11/20		5,950	6,708,625
6.13%, 3/09/21		5,071	5,712,482
6.63%, 2/01/22		5,600	6,566,000
Malaysia Sovereign Sukuk Bhd:
3.04%, 4/22/25		900	900,810
3.18%, 4/27/26		250	252,450
4.24%, 4/22/45		200	208,680
Mexican Udibonos, 4.50%, 12/04/25	MXN	149,525	9,259,502
Mexico Government International Bond:
5.13%, 1/15/20	USD	420	455,490
3.50%, 1/21/21		250	262,375
3.63%, 3/15/22		1,000	1,045,500
4.00%, 10/02/23		1,950	2,053,350
3.60%, 1/30/25		1,800	1,839,600
4.13%, 1/21/26		1,800	1,885,500
7.50%, 4/08/33		200	269,500
6.75%, 9/27/34		1,030	1,321,490
6.05%, 1/11/40		1,550	1,839,850
4.75%, 3/08/44		1,660	1,679,920

Foreign Government Obligations		Par (000)	Value
Mexico Government International Bond (continued):
5.55%, 1/21/45	USD	1,350	$1,526,850
4.60%, 1/23/46		1,300	1,287,000
4.35%, 1/15/47		1,000	956,000
5.75%, 10/12/10		1,500	1,581,750
Panama Government International Bond:
5.20%, 1/30/20		500	540,000
4.00%, 9/22/24		200	212,000
3.75%, 3/16/25		1,000	1,040,000
7.13%, 1/29/26		950	1,215,525
8.88%, 9/30/27		400	573,000
3.88%, 3/17/28		1,260	1,310,400
9.38%, 4/01/29		880	1,311,200
6.70%, 1/26/36		700	912,450
4.50%, 5/15/47		600	618,000
4.30%, 4/29/53		200	199,500
Perusahaan Penerbit SBSN Indonesia III:
4.35%, 9/10/24		400	419,520
4.55%, 3/29/26		300	315,390
Peruvian Government International Bond:
7.35%, 7/21/25		850	1,116,688
4.13%, 8/25/27		850	929,050
8.75%, 11/21/33		560	866,600
6.55%, 3/14/37		900	1,194,750
5.63%, 11/18/50		1,850	2,278,275
Philippine Government International Bond:
8.38%, 6/17/19		550	616,675
6.50%, 1/20/20		300	332,953
4.00%, 1/15/21		1,800	1,916,496
4.20%, 1/21/24		1,200	1,313,890
10.63%, 3/16/25		200	306,879
5.50%, 3/30/26		1,000	1,201,387
9.50%, 2/02/30		1,150	1,853,694
7.75%, 1/14/31		1,225	1,771,621
6.38%, 1/15/32		400	526,087
6.38%, 10/23/34		1,060	1,424,515
5.00%, 1/13/37		1,600	1,893,139
3.95%, 1/20/40		1,200	1,249,385
3.70%, 3/01/41		1,200	1,203,582
3.70%, 2/02/42		400	400,636
Poland Government International Bond:
6.38%, 7/15/19		1,077	1,172,315
5.13%, 4/21/21		4,350	4,780,650
5.00%, 3/23/22		3,268	3,617,676
3.00%, 3/17/23		1,250	1,271,250
4.00%, 1/22/24		1,950	2,084,882
3.25%, 4/06/26		2,050	2,087,228

4	BLACKROCK TOTAL EMERGING MARKETS FUND	JULY 31, 2017

Consolidated Schedule of Investments (continued)	BlackRock Total Emerging Markets Fund

Foreign Government Obligations		Par (000)	Value
Republic of South Africa Government International Bond:
6.88%, 5/27/19	USD	520	$560,331
5.50%, 3/09/20		1,300	1,386,094
5.88%, 5/30/22		400	438,962
4.67%, 1/17/24		990	1,011,038
5.88%, 9/16/25		1,200	1,300,440
4.88%, 4/14/26		800	808,365
4.30%, 10/12/28		1,300	1,232,535
6.25%, 3/08/41		250	272,775
5.38%, 7/24/44		400	393,808
5.00%, 10/12/46		400	374,480
Romanian Government International Bond:
6.75%, 2/07/22		2,480	2,876,800
4.38%, 8/22/23		2,600	2,782,000
4.88%, 1/22/24		1,200	1,320,000
6.13%, 1/22/44		1,086	1,374,416
Russian Foreign Bond — Eurobond:
4.75%, 5/27/26		400	419,000
7.50%, 3/31/30		303	363,607
South Africa Government Bond — CPI Linked, 5.50%, 12/07/23	ZAR	88,053	7,829,305
Turkey Government International Bond:
7.00%, 3/11/19	USD	177	188,724
7.00%, 6/05/20		200	219,670
5.63%, 3/30/21		500	532,840
5.13%, 3/25/22		1,000	1,047,016
6.25%, 9/26/22		900	986,936
3.25%, 3/23/23		450	426,456
5.75%, 3/22/24		2,600	2,775,422
7.38%, 2/05/25		1,200	1,401,396
4.25%, 4/14/26		200	192,038
4.88%, 10/09/26		1,700	1,695,750
11.88%, 1/15/30		300	479,655
8.00%, 2/14/34		650	813,378
6.88%, 3/17/36		780	885,175
7.25%, 3/05/38		200	236,702
6.75%, 5/30/40		200	224,963
6.00%, 1/14/41		400	413,443
4.88%, 4/16/43		1,900	1,711,596
6.63%, 2/17/45		800	889,104
Ukraine Government International Bond:
7.75%, 9/01/19		150	155,841
7.75%, 9/01/20		500	518,750
7.75%, 9/01/23		500	505,835
7.75%, 9/01/27		500	490,695
Uruguay Government International Bond:
4.50%, 8/14/24		100	108,850

Foreign Government Obligations		Par (000)	Value
Uruguay Government International Bond (continued):
4.38%, 10/27/27	USD	715	$764,335
7.88%, 1/15/33		200	275,700
7.63%, 3/21/36		150	205,200
4.13%, 11/20/45		200	188,000
5.10%, 6/18/50		900	929,250
Venezuela Government International Bond:
7.00%, 12/01/18		400	203,000
7.75%, 10/13/19		830	354,825
6.00%, 12/09/20		645	258,000
12.75%, 8/23/22		1,332	592,740
9.00%, 5/07/23		750	292,500
8.25%, 10/13/24		755	286,900
7.65%, 4/21/25		490	184,975
11.75%, 10/21/26		1,116	471,510
9.25%, 9/15/27		1,630	684,600
9.25%, 5/07/28		600	229,500
11.95%, 8/05/31		1,415	587,225
9.38%, 1/13/34		575	230,000
7.00%, 3/31/38		550	209,000
Total Foreign Government Obligations — 56.6%			224,651,642
Total Long-Term Investments (Cost — $273,102,496) — 69.0%			273,603,209

Short-Term Securities		Shares
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.89% (a)(b)(c)		123,618,958	123,618,958
Total Short-Term Securities (Cost — $123,618,958) — 31.1%			123,618,958
Total Investments (Cost — $396,721,454*) — 100.1%			397,222,167
Liabilities in Excess of Other Assets — (0.1)%			(343,277)

Net Assets — 100.0%			$396,878,890

*	As of July 31, 2017, gross unrealized appreciation and depreciation based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$396,721,454

Gross unrealized appreciation	$2,759,792
Gross unrealized depreciation	(2,259,079)

Net unrealized appreciation	$500,713

BLACKROCK TOTAL EMERGING MARKETS FUND	JULY 31, 2017	5

Consolidated Schedule of Investments (continued)	BlackRock Total Emerging Markets Fund

Notes to Consolidated Schedule of Investments

(a)	During the period ended July 31, 2017, investments in issuers considered to be an affiliate of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at October 31, 2016	Net Activity	Shares Held at July 31, 2017	Value at July 31, 2017	Income	Net Realized Gain[1]	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class	94,106,229	29,512,729	123,618,958	$123,618,958	$420,937	$349	—
[1] Includes net capital gain distributions.

(b)	Current yield as of period end.

(c)	All or a portion of security is held by a wholly owned subsidiary.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Unrealized Appreciation
Long Contracts
SGX Nifty 50 Index	693	August 2017	$14,007	$119,649

Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
AUD	859,000	USD	653,678	Citibank N.A.	9/20/17	$33,109
AUD	603,000	USD	476,017	Credit Suisse International	9/20/17	6,093
AUD	378,000	USD	284,451	Deutsche Bank AG	9/20/17	17,768
AUD	1,687,000	USD	1,279,471	JPMorgan Chase Bank N.A.	9/20/17	69,319
BRL	3,798,000	USD	1,140,472	JPMorgan Chase Bank N.A.	9/20/17	66,805
BRL	5,263,000	USD	1,647,777	JPMorgan Chase Bank N.A.	9/20/17	25,182
CAD	4,529,000	USD	3,622,522	Citibank N.A.	9/20/17	12,665
CAD	739,000	USD	560,512	Deutsche Bank AG	9/20/17	32,644
CAD	1,428,000	USD	1,091,104	Deutsche Bank AG	9/20/17	55,075
CLP	100,113,000	USD	151,205	BNP Paribas S.A.	9/20/17	2,698
CLP	493,599,000	USD	746,407	JPMorgan Chase Bank N.A.	9/20/17	12,401
COP	2,456,038,000	USD	789,469	BNP Paribas S.A.	9/20/17	28,406
COP	1,375,237,000	USD	451,489	JPMorgan Chase Bank N.A.	9/20/17	6,472
EUR	143,461	CHF	159,000	Citibank N.A.	9/20/17	5,334
EUR	7,378,846	CHF	8,005,000	Citibank N.A.	9/20/17	453,906
EUR	1,084,718	CHF	1,177,000	Deutsche Bank AG	9/20/17	66,482

6	BLACKROCK TOTAL EMERGING MARKETS FUND	JULY 31, 2017

Consolidated Schedule of Investments (continued)	BlackRock Total Emerging Markets Fund

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	834,590	CHF	949,000	JPMorgan Chase Bank N.A.	9/20/17	$6,123
EUR	1,053,761	PLN	4,437,000	Deutsche Bank AG	9/20/17	16,766
EUR	897,758	SEK	8,561,000	JPMorgan Chase Bank N.A.	9/20/17	2,288
EUR	1,239,000	USD	1,414,264	Citibank N.A.	9/20/17	56,294
EUR	1,961,000	USD	2,241,109	Citibank N.A.	9/20/17	86,384
EUR	3,317,000	USD	3,906,656	Citibank N.A.	9/20/17	30,260
EUR	4,951,343	USD	5,562,378	Deutsche Bank AG	9/20/17	314,325
GBP	313,000	USD	397,978	Citibank N.A.	9/20/17	15,673
GBP	577,000	USD	758,197	Citibank N.A.	9/20/17	4,349
GBP	909,000	USD	1,185,230	Citibank N.A.	9/20/17	16,078
HUF	94,147,000	EUR	304,191	BNP Paribas S.A.	9/20/17	6,290
HUF	86,072,000	EUR	280,418	Citibank N.A.	9/20/17	3,000
HUF	282,469,000	EUR	923,415	Citibank N.A.	9/20/17	6,110
HUF	206,455,000	EUR	665,576	Deutsche Bank AG	9/20/17	15,555
IDR	7,528,081,000	USD	560,500	BNP Paribas S.A.	9/20/17	2,052
IDR	9,732,423,000	USD	726,463	BNP Paribas S.A.	9/20/17	814
IDR	2,634,543,000	USD	196,154	JPMorgan Chase Bank N.A.	9/20/17	718
IDR	12,527,714,000	USD	934,486	JPMorgan Chase Bank N.A.	9/20/17	1,676
INR	833,579,633	USD	12,803,128	Morgan Stanley & Co. International PLC	10/06/17	109,677
JPY	56,115,000	USD	506,839	Citibank N.A.	9/20/17	3,282
JPY	35,927,000	USD	323,213	Deutsche Bank AG	9/20/17	3,386
KRW	547,703,000	USD	487,840	BNP Paribas S.A.	9/20/17	1,331
KRW	896,479,000	USD	783,499	JPMorgan Chase Bank N.A.	9/20/17	17,175
KRW	1,622,753,000	USD	1,445,660	JPMorgan Chase Bank N.A.	9/20/17	3,673
MXN	65,579,000	USD	3,546,766	Bank of America N.A.	9/20/17	108,187
MXN	15,790,000	USD	853,975	BNP Paribas S.A.	9/14/17	26,893
MXN	15,419,000	USD	843,126	Deutsche Bank AG	9/20/17	16,230
NZD	740,000	USD	555,120	Citibank N.A.	9/20/17	132
NZD	2,526,000	USD	1,831,436	Deutsche Bank AG	9/20/17	63,923
NZD	1,689,000	USD	1,225,505	JPMorgan Chase Bank N.A.	9/20/17	41,819
RON	2,573,000	EUR	562,565	Citibank N.A.	9/20/17	1,034
RON	3,060,000	EUR	669,271	Deutsche Bank AG	9/20/17	959
SEK	46,381,000	EUR	4,747,385	Citibank N.A.	9/20/17	125,769
SGD	943,000	USD	691,920	Deutsche Bank AG	9/20/17	4,418
SGD	976,000	USD	708,524	Deutsche Bank AG	9/20/17	12,182
SGD	1,750,000	USD	1,265,908	HSBC Bank USA N.A.	9/20/17	26,340
THB	100,972,000	USD	2,962,872	HSBC Bank USA N.A.	9/20/17	72,278
TRY	411,113	USD	113,601	Citibank N.A.	9/20/17	1,461
TRY	3,916,000	USD	1,080,831	Citibank N.A.	9/20/17	15,181
TRY	4,140,887	USD	1,144,314	Citibank N.A.	9/20/17	14,639
TRY	1,377,000	USD	380,944	Deutsche Bank AG	9/20/17	4,451
USD	1,283,135	COP	3,798,145,000	JPMorgan Chase Bank N.A.	9/20/17	18,331
USD	1,712,851	JPY	188,155,000	HSBC Bank USA N.A.	9/20/17	2,405
USD	362,329	KRW	405,000,000	Citibank N.A.	9/14/17	635
USD	3,050,469	KRW	3,415,000,000	Citibank N.A.	9/14/17	636
USD	209,458	MXN	3,705,000	JPMorgan Chase Bank N.A.	9/14/17	2,769
USD	4,399,337	PHP	218,955,000	JPMorgan Chase Bank N.A.	9/20/17	73,113
USD	252,296	RUB	14,671,000	BNP Paribas S.A.	9/20/17	9,470
USD	397,728	RUB	23,798,000	JPMorgan Chase Bank N.A.	9/20/17	3,838
USD	1,016,191	TWD	30,628,000	BNP Paribas S.A.	9/20/17	272

BLACKROCK TOTAL EMERGING MARKETS FUND	JULY 31, 2017	7

Consolidated Schedule of Investments (continued)	BlackRock Total Emerging Markets Fund

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	375,113	ZAR	4,941,000	BNP Paribas S.A.	9/20/17	$3,172
USD	576,990	ZAR	7,603,000	Citibank N.A.	9/20/17	4,664
USD	242,687	ZAR	3,190,000	Deutsche Bank AG	9/14/17	2,323
USD	654,266	ZAR	8,600,000	Deutsche Bank AG	9/14/17	6,264
USD	123,341	ZAR	1,615,000	HSBC Bank USA N.A.	9/20/17	1,770
USD	778,091	ZAR	10,155,000	JPMorgan Chase Bank N.A.	9/14/17	12,922
USD	6,449,015	ZAR	84,655,000	JPMorgan Chase Bank N.A.	9/14/17	70,341

						2,366,459

AUD	664,000	USD	531,146	Citibank N.A.	9/20/17	(264)
CAD	819,000	USD	659,693	Citibank N.A.	9/20/17	(2,325)
CHF	654,000	EUR	602,322	Citibank N.A.	9/20/17	(36,464)
CHF	944,000	EUR	830,021	Citibank N.A.	9/20/17	(5,887)
CHF	2,015,000	EUR	1,838,059	Citibank N.A.	9/20/17	(91,317)
CHF	2,998,000	EUR	2,750,131	Credit Suisse International	9/20/17	(154,133)
EUR	273,817	HUF	84,489,000	Deutsche Bank AG	9/20/17	(4,658)
EUR	420,899	HUF	129,637,000	Deutsche Bank AG	9/20/17	(6,240)
EUR	631,478	NOK	6,078,000	Credit Suisse International	9/20/17	(24,317)
EUR	2,957,634	NOK	28,223,000	Deutsche Bank AG	9/20/17	(82,781)
EUR	640,954	NOK	5,980,000	JPMorgan Chase Bank N.A.	9/20/17	(593)
EUR	1,276,688	NOK	12,075,000	JPMorgan Chase Bank N.A.	9/20/17	(22,022)
EUR	2,298,295	PLN	9,816,000	Citibank N.A.	9/20/17	(2,014)
EUR	368,982	RON	1,698,000	BNP Paribas S.A.	9/20/17	(3,378)
EUR	164,934	RON	759,000	Citibank N.A.	9/20/17	(1,509)
EUR	98,701	SEK	950,000	Citibank N.A.	9/20/17	(840)
EUR	5,222,163	SEK	49,939,000	Citibank N.A.	9/20/17	(4,153)
EUR	1,944,355	SEK	18,935,000	Deutsche Bank AG	9/20/17	(43,939)
INR	170,230,000	USD	2,644,801	BNP Paribas S.A.	9/20/17	(3,397)
JPY	139,276,000	USD	1,269,427	Deutsche Bank AG	9/20/17	(3,321)
NOK	5,999,000	EUR	643,793	Citibank N.A.	9/20/17	(358)
NOK	17,494,000	EUR	1,878,982	Citibank N.A.	9/20/17	(2,924)
PHP	8,967,000	USD	177,698	JPMorgan Chase Bank N.A.	9/20/17	(524)
PHP	21,781,000	USD	438,073	JPMorgan Chase Bank N.A.	9/20/17	(7,713)
PLN	1,157,000	EUR	271,609	BNP Paribas S.A.	9/20/17	(607)
PLN	16,485,000	EUR	3,904,426	Citibank N.A.	9/20/17	(49,633)
PLN	2,242,000	EUR	526,845	Credit Suisse International	9/20/17	(1,805)
RUB	73,192,000	USD	1,260,144	JPMorgan Chase Bank N.A.	9/20/17	(48,715)
SEK	8,684,000	EUR	911,265	Citibank N.A.	9/20/17	(3,043)
TWD	60,074,000	USD	1,998,802	JPMorgan Chase Bank N.A.	9/20/17	(6,170)
USD	1,017,412	AUD	1,345,000	Citibank N.A.	9/20/17	(57,943)
USD	527,395	AUD	661,000	JPMorgan Chase Bank N.A.	9/20/17	(1,088)
USD	1,498,815	BRL	5,060,000	JPMorgan Chase Bank N.A.	9/20/17	(109,616)
USD	1,750,471	CAD	2,259,000	Bank of America N.A.	9/20/17	(62,708)
USD	1,779,893	CAD	2,307,000	Bank of America N.A.	9/20/17	(71,813)
USD	2,758,841	CAD	3,719,000	Citibank N.A.	9/20/17	(226,203)
USD	571,913	CAD	739,000	JPMorgan Chase Bank N.A.	9/20/17	(21,243)
USD	650,577	CAD	813,000	JPMorgan Chase Bank N.A.	9/20/17	(1,975)
USD	258,234	CLP	171,351,000	BNP Paribas S.A.	9/20/17	(5,184)
USD	3,745,408	CLP	2,498,000,000	BNP Paribas S.A.	9/14/17	(95,345)
USD	6,265,360	CLP	4,179,935,000	BNP Paribas S.A.	9/20/17	(160,443)
USD	471,982	CLP	307,260,000	JPMorgan Chase Bank N.A.	9/20/17	(368)

8	BLACKROCK TOTAL EMERGING MARKETS FUND	JULY 31, 2017

Consolidated Schedule of Investments (continued)	BlackRock Total Emerging Markets Fund

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	397,803	CLP	260,000,000	JPMorgan Chase Bank N.A.	9/14/17	$(1,955)
USD	903,138	CLP	600,000,000	JPMorgan Chase Bank N.A.	9/14/17	(19,380)
USD	1,006,131	COP	3,069,707,000	JPMorgan Chase Bank N.A.	9/20/17	(16,098)
USD	1,108,485	EUR	989,000	Citibank N.A.	9/20/17	(65,350)
USD	1,773,441	EUR	1,565,000	Citibank N.A.	9/20/17	(84,043)
USD	1,777,081	EUR	1,567,000	Citibank N.A.	9/20/17	(82,777)
USD	2,020,251	EUR	1,733,000	Citibank N.A.	9/20/17	(36,630)
USD	2,406,599	EUR	2,136,000	Citibank N.A.	9/20/17	(128,600)
USD	3,868,676	EUR	3,273,000	JPMorgan Chase Bank N.A.	9/20/17	(16,017)
USD	2,371,455	GBP	1,828,000	Citibank N.A.	9/20/17	(44,375)
USD	386,463	GBP	302,000	HSBC Bank USA N.A.	9/20/17	(12,651)
USD	759,245	GBP	575,000	JPMorgan Chase Bank N.A.	9/20/17	(658)
USD	9,899,366	IDR	132,800,000,000	Bank of America N.A.	9/14/17	(31,833)
USD	1,128,129	IDR	15,100,000,000	JPMorgan Chase Bank N.A.	9/14/17	(1,097)
USD	1,530,930	IDR	20,545,080,000	JPMorgan Chase Bank N.A.	9/20/17	(4,347)
USD	1,340,782	IDR	18,000,000,000	JPMorgan Chase Bank N.A.	9/14/17	(5,314)
USD	44,931	INR	2,912,000	JPMorgan Chase Bank N.A.	9/20/17	(253)
USD	530,735	INR	34,657,000	JPMorgan Chase Bank N.A.	9/20/17	(7,026)
USD	587,854	INR	38,351,000	JPMorgan Chase Bank N.A.	9/20/17	(7,226)
USD	2,521,987	INR	163,740,000	JPMorgan Chase Bank N.A.	9/20/17	(18,714)
USD	1,734,783	JPY	193,594,000	Citibank N.A.	9/20/17	(25,108)
USD	505,877	JPY	55,780,000	JPMorgan Chase Bank N.A.	9/20/17	(1,198)
USD	607,920	JPY	67,963,000	JPMorgan Chase Bank N.A.	9/20/17	(9,906)
USD	733,635	JPY	82,769,000	JPMorgan Chase Bank N.A.	9/20/17	(18,787)
USD	446,677	KRW	505,080,000	JPMorgan Chase Bank N.A.	9/14/17	(4,395)
USD	7,598,029	MXN	140,290,000	Bank of America N.A.	9/14/17	(228,252)
USD	670,629	MXN	12,038,000	Citibank N.A.	9/20/17	(292)
USD	329,908	MXN	6,024,000	Deutsche Bank AG	9/20/17	(5,831)
USD	324,512	MXN	6,000,000	Deutsche Bank AG	9/14/17	(10,207)
USD	796,404	MXN	14,500,000	Deutsche Bank AG	9/14/17	(12,500)
USD	919,451	MXN	17,000,000	Deutsche Bank AG	9/14/17	(28,919)
USD	226,125	NZD	305,000	Bank of America N.A.	9/20/17	(2,729)
USD	187,302	NZD	259,000	Deutsche Bank AG	9/20/17	(7,037)
USD	1,261,837	NZD	1,741,000	Deutsche Bank AG	9/20/17	(44,505)
USD	2,227,776	NZD	3,096,000	HSBC Bank USA N.A.	9/20/17	(95,276)
USD	553,572	NZD	739,000	JPMorgan Chase Bank N.A.	9/20/17	(929)
USD	1,105,539	PHP	56,482,000	JPMorgan Chase Bank N.A.	9/20/17	(10,461)
USD	13,324	PLN	50,000	Deutsche Bank AG	9/14/17	(580)
USD	13,439	PLN	50,000	Deutsche Bank AG	9/14/17	(466)
USD	256,667	RUB	15,554,000	JPMorgan Chase Bank N.A.	9/20/17	(774)
USD	849,942	RUB	51,566,000	JPMorgan Chase Bank N.A.	9/20/17	(3,547)
USD	508,611	SGD	703,000	Credit Suisse International	9/20/17	(10,503)
USD	101,822	SGD	141,000	Deutsche Bank AG	9/20/17	(2,296)
USD	785,563	THB	26,717,000	Citibank N.A.	9/20/17	(17,532)
USD	1,098,673	THB	37,355,000	Deutsche Bank AG	9/20/17	(24,193)
USD	2,136,125	THB	72,483,000	HSBC Bank USA N.A.	9/20/17	(42,664)
USD	745,212	THB	25,408,000	JPMorgan Chase Bank N.A.	9/20/17	(18,535)
USD	314,144	TWD	9,544,000	JPMorgan Chase Bank N.A.	9/20/17	(2,427)
ZAR	8,420,000	USD	649,885	Deutsche Bank AG	9/20/17	(16,057)

						(2,659,223)
Net Unrealized Depreciation						$(292,764)

BLACKROCK TOTAL EMERGING MARKETS FUND	JULY 31, 2017	9

Consolidated Schedule of Investments (continued)	BlackRock Total Emerging Markets Fund

Centrally Cleared Interest Rate Swaps
Paid by the Fund		Received by the Fund
Rate	Frequency	Rate	Frequency	Effective Date	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid	Unrealized Appreciation
28-day Mexican Interbank Rate	Monthly	7.16%	Monthly	9/20/17[1]	9/14/22	MXN	88,310	$70,436	—	$70,436
6-Month PLN WIBOR	Semi-annually	2.64%	Annually	9/20/17[1]	9/20/22	PLN	4,200	9,148	$18	9,130
6-Month PLN WIBOR	Semi-annually	2.40%	Annually	9/20/17[1]	9/20/22	PLN	4,820	4,515	—	4,515
3-Month BA	Quarterly	7.30%	Quarterly	9/20/17[1]	9/20/22	ZAR	12,340	3,823	17	3,806
6-Month PLN WIBOR	Semi-annually	2.35%	Annually	9/20/17[1]	9/20/22	PLN	4,200	6,251	20	6,231
Total								$94,173	$55	94,118

[1] Forward Swap

OTC Interest Rate Swaps
Paid by the Fund		Received by the Fund
Rate	Frequency	Rate	Frequency	Counterparty	Effective Date	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
6-Month THB Fixing Rate	Semi-annually	2.26%	Semi-annually	Bank of America N.A.	9/20/17[1]	9/20/22	THB	36,020	$16,588	—	$16,588
3-Month Johannesburg Interbank Agreed Rate	Quarterly	7.76%	Quarterly	JPMorgan Chase Bank N.A.	9/20/17[1]	9/20/22	ZAR	45,000	79,264	—	79,264
6-Month PLN WIBOR	Semi-annually	2.65%	Annually	JPMorgan Chase Bank N.A.	9/20/17[1]	9/20/22	PLN	20,000	48,103	—	48,103
6-Month THB Fixing Rate	Semi-annually	2.32%	Semi-annually	BNP Paribas S.A.	9/20/17[1]	9/20/22	THB	19,160	10,400	—	10,400
6-Month THB Fixing Rate	Semi-annually	2.32%	Semi-annually	Citibank N.A.	9/20/17[1]	9/20/22	THB	145,840	78,641	—	78,641
3-Month Johannesburg Interbank Agreed Rate	Quarterly	7.98%	Quarterly	JPMorgan Chase Bank N.A.	9/20/17[1]	9/20/22	ZAR	7,800	19,118	—	19,118
6-Month THB Fixing Rate	Semi-annually	2.18%	Semi-annually	Goldman Sachs Bank USA	9/20/17[1]	9/20/22	THB	20,700	7,164	—	7,164
6-Month THB Fixing Rate	Semi-annually	2.11%	Semi-annually	JPMorgan Chase Bank N.A.	9/20/17[1]	9/20/22	THB	30,520	7,287	—	7,287
3-Month Johannesburg Interbank Agreed Rate	Quarterly	7.76%	Quarterly	Barclays Bank PLC	9/20/17[1]	9/20/22	ZAR	6,080	10,786	—	10,786
3-Month Johannesburg Interbank Agreed Rate	Quarterly	7.55%	Quarterly	JPMorgan Chase Bank N.A.	9/20/17[1]	9/20/22	ZAR	62,560	68,630	—	68,630
6-Month THB Fixing Rate	Semi-annually	1.98%	Semi-annually	JPMorgan Chase Bank N.A.	9/20/17[1]	9/20/22	THB	29,710	1,780	—	1,780

10	BLACKROCK TOTAL EMERGING MARKETS FUND	JULY 31, 2017

Consolidated Schedule of Investments (continued)	BlackRock Total Emerging Markets Fund

OTC Interest Rate Swaps (continued)
Paid by the Fund		Received by the Fund
Rate	Frequency	Rate	Frequency	Counterparty	Effective Date	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
6-Month THB Fixing Rate	Semi-annually	1.95%	Semi-annually	Citibank N.A.	9/20/17[1]	9/20/22	THB	19,180	$189	—	$189
3-Month KRW Certificate of Deposit Rate	Quarterly	1.66%	Quarterly	Deutsche Bank AG	9/20/17[1]	9/20/22	KRW	929,130	(4,398)	—	(4,398)
3-Month KRW Certificate of Deposit Rate	Quarterly	1.81%	Quarterly	Bank of America N.A.	9/20/17[1]	9/20/22	KRW	917,100	1,492	—	1,492
3-Month KRW Certificate of Deposit Rate	Quarterly	1.82%	Quarterly	Citibank N.A.	9/20/17[1]	9/20/22	KRW	3,200,000	7,050	—	7,050
3-Month KLIBOR	Quarterly	3.80%	Quarterly	Bank of America N.A.	9/20/17[1]	9/20/22	MYR	3,290	(348)	—	(348)
3-Month KLIBOR	Quarterly	3.81%	Quarterly	Bank of America N.A.	9/20/17[1]	9/20/22	MYR	3,330	247	—	247
3-Month KLIBOR	Quarterly	4.02%	Quarterly	JPMorgan Chase Bank N.A.	9/20/17[1]	9/20/22	MYR	4,460	9,904	—	9,904
3-Month KLIBOR	Quarterly	4.17%	Quarterly	JPMorgan Chase Bank N.A.	9/20/17[1]	9/20/22	MYR	4,890	18,615	—	18,615
3-Month KLIBOR	Quarterly	4.17%	Quarterly	Bank of America N.A.	9/20/17[1]	9/20/22	MYR	2,840	10,886	—	10,886
3-Month KLIBOR	Quarterly	4.26%	Quarterly	Bank of America N.A.	9/20/17[1]	9/20/22	MYR	22,000	104,683	—	104,683
1-Day CLP Interbank Rate	Quarterly	3.44%	Quarterly	JPMorgan Chase Bank N.A.	9/20/17[1]	9/20/22	CLP	469,910	1,155	—	1,155
1-Day CLP Interbank Rate	Quarterly	3.49%	Quarterly	JPMorgan Chase Bank N.A.	9/20/17[1]	9/20/22	CLP	457,290	2,762	—	2,762
1-Day CLP Interbank Rate	Quarterly	3.81%	Quarterly	Citibank N.A.	9/20/17[1]	9/20/22	CLP	200,000	5,791	—	5,791
3-Month TWD Secondary Bank Rate	Quarterly	0.93%	Quarterly	JPMorgan Chase Bank N.A.	9/20/17[1]	9/20/22	TWD	27,610	92	—	92
3-Month TWD Secondary Bank Rate	Quarterly	0.95%	Quarterly	Citibank N.A.	9/20/17[1]	9/20/22	TWD	24,060	762	—	762
3-Month TWD Secondary Bank Rate	Quarterly	1.03%	Quarterly	JPMorgan Chase Bank N.A.	9/20/17[1]	9/20/22	TWD	39,160	6,473	—	6,473
3-Month TWD Secondary Bank Rate	Quarterly	1.21%	Quarterly	BNP Paribas S.A.	9/20/17[1]	9/20/22	TWD	30,000	13,583	—	13,583
3-Month TWD Secondary Bank Rate	Quarterly	1.25%	Quarterly	Bank of America N.A.	9/20/17[1]	9/20/22	TWD	145,000	77,160	—	77,160
1-Day CLP Interbank Rate	Quarterly	3.80%	Quarterly	JPMorgan Chase Bank N.A.	9/20/17[1]	9/20/22	CLP	1,800,000	50,827	—	50,827
Total									$654,686	—	$654,686

[1] Forward Swap

BLACKROCK TOTAL EMERGING MARKETS FUND	JULY 31, 2017	11

Consolidated Schedule of Investments (continued)	BlackRock Total Emerging Markets Fund

OTC Total Return Swaps[1]
Reference Entity	Counterparty	Expiration Date	Net Notional	Unrealized Appreciation		Net Value of Reference Entities
Equity Securities	Goldman Sachs Bank USA	8/01/17 - 1/29/19	$95,613,288	$16,042,102	[2]	$110,483,741
Long/Short:	UBS AG	8/24/17	$96,009,866	16,226,299	[3]	110,428,569
Total				$32,268,401		$220,912,310

[1] The Fund receives or pays the total return on a portfolio of long and short positions underlying the total return swap. In addition, the Fund pays or receives a variable rate of interest, based on a specified benchmark, plus or minus a spread in a range of 20-1,000 basis points. The benchmark and spread are determined based upon the country and/or currency of the individual underlying positions. The following are the specified benchmarks used in determining the variable rate of interest:

Garban Intercapital Federal Funds Rate Open
Taiwan Interbank Money Center TAIBOR 1 Week
Intercontinental Exchange LIBOR:
USD 1 Month; USD Spot Next; USD 1 Week
GBP 1 Week; GBP Overnight
Hong Kong HIBOR Fixing 2 Week
[2] Amount includes $1,171,649 of net dividends and financing fees.
[3] Amount includes $1,807,596 of net dividends and financing fees.

The following table represents the individual long and short positions and related values of the equity securities underlying the total return swap with Goldman Sachs Bank USA as of July 31, 2017, expiration dates 8/01/17 — 1/29/19:
	Shares	Value
Reference Entity — Long
Brazil
Banco do Estado do Rio Grande do Sul, Preference Shares	18,100	$84,918
Cia de Saneamento Basico do Estado de Sao Paulo — ADR	146,356	1,574,790
Cia Energetica de Sao Paulo, Preference B Shares	46,700	233,623
Companhia de Saneamento Basico do Estado de Sao Paulo	59,800	643,382
EcoRodovias Infraestrutura e Logistica SA	7,900	27,082
Eletropaulo Metropolitana Eletricidade de Sao Paulo SA, Preference Shares	55,500	254,332
Engie Brasil Energia SA	14,336	160,906
Fleury SA	149,400	1,438,736
Hypermarcas SA	172,300	1,546,548
Itau Unibanco Holding SA, Preference Shares	80,797	966,968
Itau Unibanco Holding SA, Preference Shares — ADR	29,387	349,999
M Dias Branco SA	38,500	626,697
Multiplus SA	1,000	12,760
Smiles SA	18,200	379,892
Tim Participacoes SA	11,100	37,874
Tim Participacoes SA — ADR	33,444	564,200
Via Varejo SA	2,600	11,998

		8,914,705

	Shares	Value
Reference Entity — Long (continued)
Chile
Empresa Nacional de Electricidad SA — ADR	7,515	$175,250
China
Alibaba Group Holding Ltd. — ADR	23,276	3,606,616
Autohome, Inc. — ADR	100,088	4,872,284
Beijing Capital International Airport Co. Ltd., Class H	190,000	299,026
China Agri-Industries Holdings Ltd.	126,000	56,403
China Biologic Products Holdings, Inc.	41,459	4,125,170
China Communications Services Corp. Ltd., Class H	1,040,000	564,896
China Galaxy Securities Co. Ltd., Class H	47,000	41,392
China Lesso Group Holdings Ltd.	80,000	56,383
China Petroleum & Chemical Corp., — ADR	8,494	647,158
China Petroleum & Chemical Corp., Class H	2,998,000	2,272,687
Fang Holdings, Ltd., ADR	22,913	73,322
Hengan International Group Co. Ltd.	30,500	232,567
Lonking Holdings Ltd.	181,000	59,006
NetEase, Inc. — ADR	18,878	5,876,344
People’s Insurance Co. Group of China Ltd., Class H	723,000	336,459
Ping An Insurance Group Co. of China Ltd., Class H	437,000	3,234,723

12	BLACKROCK TOTAL EMERGING MARKETS FUND	JULY 31, 2017

Consolidated Schedule of Investments (continued)	BlackRock Total Emerging Markets Fund

	Shares	Value
Reference Entity — Long (continued)
China (continued)
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	120,800	$319,869
SINA Corp.	10,983	1,041,298
Sino-Ocean Land Holdings Ltd.	655,000	366,009
Sinopec Shanghai Petrochemical Co. Ltd., Class H	268,000	152,295
Sohu.com, Inc.	89,719	5,098,731
Tencent Holdings Ltd.	81,500	3,252,988
Tianneng Power International, Ltd.	62,000	49,165
Weichai Power Co. Ltd., Class H	750,000	721,843
YY, Inc. — ADR	51,740	3,699,410
Zhejiang Expressway Co. Ltd., Class H	206,000	256,992
Zhongsheng Group Holdings Ltd.	384,500	841,469
Zijin Mining Group Co. Ltd., Class H	290,000	105,162

		42,259,667
Hong Kong
China Everbright Ltd.	88,000	200,409
China Mobile Ltd.	52,500	561,180
China Resources Cement Holdings Ltd.	572,000	340,263
China Resources Land Ltd.	222	712
ENN Energy Holdings Ltd.	2,000	13,578
Haier Electronics Group Co. Ltd.	451,000	1,161,315
KWG Property Holding Ltd.	509,500	378,086
Nine Dragons Paper Holdings Ltd.	1,084,000	1,612,801
Shenzhen Investment Ltd.	68,000	31,214
Shimao Property Holdings Ltd.	250,500	499,006
Yuexiu Property Co. Ltd.	3,406,000	640,292

		5,438,856
Hungary
MOL Hungarian Oil & Gas PLC	703	60,926
Richter Gedeon Nyrt	1,613	41,268

		102,194
Indonesia
Adaro Energy Tbk PT	690,100	92,424
Bank Central Asia Tbk PT	49,000	68,798
Matahari Department Store Tbk PT	586,700	557,778
Telekomunikasi Indonesia Persero Tbk PT	1,505,100	528,996
Telekomunikasi Indonesia Persero Tbk PT — ADR	101,353	3,550,396

		4,798,392
Jersey
Highland Gold Mining Ltd.	4,984	9,639
Malaysia
Astro Malaysia Holdings Bhd	460,200	277,313
Petronas Dagangan Bhd	9,000	49,992

		327,305

	Shares	Value
Reference Entity — Long (continued)
Mexico
Grupo Aeroportuario del Centro Norte SAB de CV	25,700	$162,681
Industrias Penoles SAB de CV	71,730	1,763,464

		1,926,145
Netherlands
Yandex NV, Class A	148,869	4,314,224
Philippines
Metropolitan Bank & Trust Co.	4	7
Qatar
Barwa Real Estate Co.	62,104	570,032
Ezdan Holding Group QSC	5,409	19,388
Industries Qatar QSC	2,663	70,363
Ooredoo QSC	658	17,314
Qatar Insurance Co. SAQ	1,621	31,167
Qatar Islamic Bank SAQ	3,084	81,743

		790,007
Russia
Aeroflot — Russian Airlines OJSC	168,227	567,791
Alrosa PJSC	570,500	800,962
Magnitogorsk Iron & Steel Works OJSC	513,400	290,617
Mail.ru Group Ltd. — GDR	15,543	429,470
MegaFon PJSC — GDR	16,888	162,110
Mobile TeleSystems PJSC — ADR	20,138	172,583
Polymetal International PLC	24,293	295,827
Sberbank of Russia PJSC	24,990	69,367
Severstal PJSC	1,950	27,201
Sistema PJSC FC — GDR	6,727	26,908
Tatneft PAO — ADR	5,950	229,437
Tatneft PJSC	1,302	8,547

		3,080,820
South Africa
Anglo American Platinum Ltd.	1,517	37,149
AngloGold Ashanti Ltd.	2,505	25,308
AngloGold Ashanti Ltd., — ADR	12,709	127,344
AVI Ltd.	8,717	64,821
Barloworld Ltd.	21,353	192,153
Bid Corp. Ltd.	5,043	121,112
Bidvest Group Ltd.	2,789	35,503
Clicks Group Ltd.	12,215	138,497
Gold Fields Ltd.	6,295	25,112
Gold Fields Ltd. — ADR	343,247	1,369,556
Harmony Gold Mining Co. Ltd.	24,898	44,494
Harmony Gold Mining Co. Ltd. — ADR	554,901	1,004,371
Hyprop Investments Ltd.	16,931	151,854
Investec Ltd.	40,570	303,380
Kumba Iron Ore Ltd.	618	9,224
Liberty Holdings Ltd.	12,107	103,867
Massmart Holdings Ltd.	1,081	9,076
MMI Holdings Ltd.	14,848	23,266

BLACKROCK TOTAL EMERGING MARKETS FUND	JULY 31, 2017	13

Consolidated Schedule of Investments (continued)	BlackRock Total Emerging Markets Fund

	Shares	Value
Reference Entity — Long (continued)
South Africa (continued)
Mondi Ltd.	11,493	$298,428
Nedbank Group Ltd.	1,964	32,666
Netcare Ltd.	38,995	72,569
Sanlam Ltd.	54,346	273,716
Sappi Ltd.	30,830	204,220
Sibanye Gold Ltd. Rights	36,144	15,742
Standard Bank Group Ltd.	21,460	266,593

		4,950,021
South Korea
Hanwha Corp.	347	15,177
Hyundai Development Co-Engineering & Construction	21,831	831,569
Hyundai Marine & Fire Insurance Co. Ltd.	517	20,975
KIWOOM Securities Co., Ltd.	229	17,381
Korea Investment Holdings Co. Ltd.	261	16,607
KT Corp.	2,188	68,034
KT Corp. — ADR	258,767	4,706,972
LG Electronics, Inc.	38,190	2,197,548
LG International Corp.	14,614	383,938
LG Uplus Corp.	17,554	260,963
LOTTE Himart Co. Ltd.	3,628	225,646
LS Corp.	224	16,838
Poongsan Corp.	17,603	781,525
Posco Daewoo Corp.	4,203	88,258
Samsung Card Co. Ltd.	3,524	124,970
Samsung Electronics Co. Ltd.	1,561	3,356,898
Samsung Securities Co. Ltd.	7,878	285,564
Shinhan Financial Group Co. Ltd.	1,524	72,431

		13,471,294
Taiwan
AU Optronics Corp.	369,000	149,381
Chailease Holding Co. Ltd.	592,000	1,701,859
CTBC Financial Holding Co. Ltd.	5,396,760	3,467,247
Hon Hai Precision Industry Co. Ltd.	263,761	1,025,786
Innolux Corp.	1,834,000	894,639
Lite-On Technology Corp.	266,623	431,507
PharmaEngine, Inc.	9,599	60,975
President Chain Store Corp.	1,000	8,474
Taiwan Semiconductor Manufacturing Co. Ltd.	163,000	1,152,231
Yuanta Financial Holding Co. Ltd.	835,093	357,978

		9,250,077
Thailand
Kiatnakin Bank PCL	138,300	277,419
PTT Global Chemical PCL, Foreign Registered Shares	138,500	297,928
Siam Cement PCL, Foreign Registered Shares	9,800	148,962
Thai Oil PCL — NVDR	329,900	850,117

	Shares	Value
Reference Entity — Long (continued)
Thailand (continued)
Thanachart Capital PCL	466,000	$668,685

		2,243,111
Turkey
Arcelik AS	109,352	808,348
Ford Otomotiv Sanayi	40,195	514,272
Haci Omer Sabanci Holding AS	15,008	46,131
Turkiye Is Bankasi, Class C	1,033,580	2,224,958

		3,593,709
United States
Genpact Ltd.	161,651	4,687,879
Nexteer Automotive Group, Ltd.	203,000	349,742

		5,037,621
Reference Entity — Long		110,683,044

Reference Entity — Short
China
China Shanshui Cement Group Ltd.	(353,800)	(199,303)
Total Reference Entity — Short		(199,303)
Net Value of Reference Entity — Goldman Sachs Bank USA		$110,483,741

The following table represents the individual long and short positions and related values of the equity securities underlying the total return swap with UBS AG as of July 31, 2017, expiration dates 8/24/17:
	Shares	Value
Reference Entity — Long
Brazil
AES Tiete Energia SA	38,200	172,236
Banco Bradesco SA, Preference Shares	28,840	279,212
Braskem SA, Preference A Shares	6,200	74,181
Cia Brasileira de Distribuicao Grupo Pao de Acucar, Preference Shares	6,500	151,122
Cia Energetica de Sao Paulo, Preference B Shares	40,200	201,106
Cia Paranaense de Energia, Preference ‘B’ Shares	2,900	24,096
Companhia de Saneamento Basico do Estado de Sao Paulo	104,900	1,128,608

14	BLACKROCK TOTAL EMERGING MARKETS FUND	JULY 31, 2017

Consolidated Schedule of Investments (continued)	BlackRock Total Emerging Markets Fund

	Shares	Value
Reference Entity — Long (continued)
Brazil (continued)
Eletropaulo Metropolitana Eletricidade de Sao Paulo SA, Preference Shares	490,855	$2,249,368
Engie Brasil Energia SA	78,458	880,603
Fleury SA	246,600	2,374,781
Hypermarcas SA	361,400	3,243,890
Itau Unibanco Holding SA, Preference Shares	363,544	4,350,846
JBS SA	73,600	181,737
M Dias Branco SA	72,875	1,186,248
Magazine Luiza SA	3,000	352,956
Marfrig Global Foods SA	191,824	394,924
Metalurgica Gerdau SA, Preference Shares	34,600	58,363
Minerva SA	4,500	17,894
Qualicorp SA	47,900	503,831
Smiles SA	24,700	515,568
Tim Participacoes SA	107,400	366,455
Ultrapar Participacoes SA	17,300	410,538
Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	5,300	28,673

		19,147,236
Chile
Empresa Nacional de Electricidad SA	277,642	216,114
China
Beijing Capital International Airport Co. Ltd., Class H	24,000	37,772
BYD Electronic International Co. Ltd.	1,839,000	4,638,949
China Agri-Industries Holdings Ltd.	361,000	161,598
China Communications Services Corp. Ltd., Class H	264,000	143,397
China Galaxy Securities Co. Ltd., Class H	208,000	183,181
China Lesso Group Holdings Ltd.	91,000	64,136
China Merchants Bank Co., Class H	204,500	671,483
China Minsheng Banking Corp. Ltd., Class H	217,000	218,087
China Petroleum & Chemical Corp., Class H	3,524,000	2,671,431
Chinasoft International, Ltd.	124,000	67,950
Chongqing Rural Commercial Bank, Co. Ltd., Class H	19,000	13,999
Jiangxi Copper Co. Ltd., Class H	125,000	227,858
Lonking Holdings Ltd.	1,155,000	376,529
Metallurgical Corp. of China Ltd.	251,000	86,305
People’s Insurance Co. Group of China Ltd., Class H	858,000	399,283

	Shares	Value
Reference Entity — Long (continued)
China (continued)
Ping An Insurance Group Co. of China Ltd., Class H	392,500	$2,905,329
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	312,700	828,007
Sino-Ocean Land Holdings Ltd.	496,500	277,441
Sinopec Engineering Group Co. Ltd., Class H	45,000	40,381
Sinopec Shanghai Petrochemical Co. Ltd., Class H	1,524,000	866,037
Sinopharm Group Co. Ltd., Class H	44,800	187,509
Tencent Holdings Ltd.	70,500	2,813,934
Tianneng Power International, Ltd.	520,000	412,354
Weichai Power Co. Ltd., Class H	1,568,000	1,509,133
Yuzhou Properties Co., Ltd.	31,000	18,406
Zhejiang Expressway Co. Ltd., Class H	344,000	429,152
Zhongsheng Group Holdings Ltd.	33,000	72,220
Zijin Mining Group Co. Ltd., Class H	1,330,000	482,293

		20,804,154
Colombia
Almacenes Exito SA	763	3,894
Cementos Argos SA	1,951	7,775
Corp. Financiera Colombiana SA	212	2,053
Ecopetrol SA	26,107	12,196
Grupo Argos SA	1,923	13,832
Grupo de Inversiones Suramericana SA	1,587	22,332
Interconexion Electrica SA	4,360	19,974

		82,056
Greece
Alpha Bank AE	62,770	150,478
Eurobank Ergasias SA	81,770	89,245
FF Group	1,346	32,248
Hellenic Telecommunications Organization SA	11,244	143,489
JUMBO SA	4,487	75,161
National Bank of Greece SA	89,671	36,250
OPAP SA	10,100	116,216
Piraeus Bank SA	241,760	66,054
Titan Cement Co. SA	1,994	55,637

		764,778
Hong Kong
China Everbright Ltd.	278,000	633,110
China Mobile Ltd.	108,000	1,154,428
China Resources Cement Holdings Ltd.	1,540,000	916,091
China Resources Land Ltd.	218,000	699,542
ENN Energy Holdings Ltd.	36,000	244,398
Geely Automobile Holdings Ltd.	705,000	1,627,936
Haier Electronics Group Co. Ltd.	972,000	2,502,879
KWG Property Holding Ltd.	2,211,500	1,641,093

BLACKROCK TOTAL EMERGING MARKETS FUND	JULY 31, 2017	15

Consolidated Schedule of Investments (continued)	BlackRock Total Emerging Markets Fund

	Shares	Value
Reference Entity — Long (continued)
Hong Kong (continued)
Nine Dragons Paper Holdings Ltd.	660,000	$981,964
Shimao Property Holdings Ltd.	314,000	625,500
Yuexiu Property Co. Ltd.	2,834,000	532,762

		11,559,703
Hungary
MOL Hungarian Oil & Gas PLC	7,535	653,030
Richter Gedeon Nyrt	34,666	886,905

		1,539,935
Indonesia
Adaro Energy Tbk PT	685,600	91,821
Bank Central Asia Tbk PT	185,200	260,030
Bank Danamon Indonesia Tbk PT	177,500	75,902
Gudang Garam Tbk PT	15,100	86,274
Indofood Sukses Makmur Tbk PT	52,800	33,185
Matahari Department Store Tbk PT	1,385,400	1,317,107
Telekomunikasi Indonesia Persero Tbk PT	3,142,800	1,104,596
United Tractors Tbk PT	149,300	337,281

		3,306,196
Jersey
Highland Gold Mining Ltd.	283,709	548,708
Malaysia
Astro Malaysia Holdings Bhd	281,600	169,690
Petronas Dagangan Bhd	34,600	192,190

		361,880
Philippines
Alliance Global Group, Inc.	378,800	107,767
Ayala Corp.	1,040	17,817

		125,584
Qatar
Ezdan Holding Group QSC	6,957	24,937
Industries Qatar QSC	2,334	61,670
Ooredoo QSC	3,094	81,413

		168,020
Republic of Korea
Seoul Semiconductor Co., Ltd.	29	539
Russia
Aeroflot — Russian Airlines OJSC	263,586	889,641
Alrosa PJSC	1,574,100	2,209,980
Magnitogorsk Iron & Steel Works OJSC	597,300	338,110
Mail.ru Group Ltd. — GDR	58,512	1,616,752
MegaFon PJSC — GDR	26,086	250,403
Moscow Exchange MICEX-RTS PJSC	45,600	82,165
Novatek PJSC — GDR	1,800	188,589
Polymetal International PLC	279,208	3,400,040

	Shares	Value
Reference Entity — Long (continued)
Russia (continued)
Sberbank of Russia PJSC	1,330	$3,692
Severstal PAO — GDR	4,220	57,995
Severstal PJSC	6,520	90,948
Sistema PJSC FC — GDR	78,328	313,312
Surgutneftegas OJSC	13,250	5,900
Tatneft PJSC	113,145	742,764
United Co. RUSAL PLC	29,000	15,797

		10,206,088
South Africa
Anglo American Platinum Ltd.	7,391	180,994
AngloGold Ashanti Ltd.	40,383	407,992
AVI Ltd.	18,226	135,532
Barloworld Ltd.	30,081	270,695
Bid Corp. Ltd.	1,489	35,760
Clicks Group Ltd.	22,716	257,559
Coronation Fund Managers Ltd.	2,355	12,190
Gold Fields Ltd.	93,219	371,874
Growthpoint Properties Ltd.	40,435	76,076
Harmony Gold Mining Co. Ltd.	16,527	29,535
Investec Ltd.	66,871	500,058
Kumba Iron Ore Ltd.	9,340	139,409
Liberty Holdings Ltd.	8,412	72,167
Massmart Holdings Ltd.	4,655	39,084
Mondi Ltd.	53,575	1,391,131
Nedbank Group Ltd.	7,606	126,507
Netcare Ltd.	139,396	259,413
Sanlam Ltd.	116,197	585,231
Sappi Ltd.	311,998	2,066,697
Standard Bank Group Ltd.	24,837	308,545

		7,266,449
South Korea
Green Cross Corp.	4,308	708,450
Hanwha Corp.	14,634	640,066
Hanwha Life Insurance Co. Ltd.	4,458	30,080
Hyundai Development Co-Engineering & Construction	15,441	588,166
Hyundai Engineering & Construction Co. Ltd.	4,645	187,855
Hyundai Marine & Fire Insurance Co. Ltd.	2,652	107,595
KIWOOM Securities Co., Ltd.	3,003	227,924
Korea Investment Holdings Co. Ltd.	2,723	173,258
KT Corp.	3,713	115,453
LG Electronics, Inc.	23,310	1,387,181
LG International Corp.	31,525	828,224
LG Uplus Corp.	6,371	94,713
LOTTE Himart Co. Ltd.	3,380	210,221
LS Corp.	312	23,453
Poongsan Corp.	23,295	1,034,234
Posco Daewoo Corp.	15,785	331,467

16	BLACKROCK TOTAL EMERGING MARKETS FUND	JULY 31, 2017

Consolidated Schedule of Investments (continued)	BlackRock Total Emerging Markets Fund

	Shares	Value
Reference Entity — Long (continued)
South Korea (continued)
Posco ICT Co. Ltd.	1	$6
Samsung Card Co. Ltd.	2,923	103,657
Samsung Electronics Co. Ltd.	1,763	3,791,294
Samsung Securities Co. Ltd.	1,276	46,253
Shinhan Financial Group Co. Ltd.	15,634	743,037
SK Telecom Co. Ltd.	620	153,296

		11,525,883
Taiwan
Compal Electronics, Inc.	962,000	638,905
CTBC Financial Holding Co. Ltd.	1,760,800	1,131,258
Hon Hai Precision Industry Co. Ltd.	386,761	1,504,142
Innolux Corp.	920,311	448,935
Lite-On Technology Corp.	530,892	859,205
Novatek Microelectronics Corp.	63,000	239,567
Taiwan Semiconductor Manufacturing Co. Ltd.	357,000	2,523,597

		7,345,609
Thailand
Glow Energy PCL, Foreign Registered Shares	30,600	74,485
Kiatnakin Bank PCL	270,700	543,003
PTT Global Chemical PCL, Foreign Registered Shares	587,800	1,264,417
Siam Cement PCL, Foreign Registered Shares	9,700	147,442
Thai Oil PCL — NVDR	367,700	947,524
Thanachart Capital PCL	1,090,100	1,564,235

		4,541,106
Turkey
Akbank TAS	936,909	2,787,200
Arcelik AS	294,688	2,178,381
BIM Birlesik Magazalar AS	4,155	81,036
Eregli Demir ve Celik Fabrikalari TAS	536,730	1,196,657
Ford Otomotiv Sanayi	63,190	808,480
Haci Omer Sabanci Holding AS	105,385	323,930
Tekfen Holding	70,193	218,235
Turkiye Is Bankasi, Class C	1,136,126	2,445,706
Yapi ve Kredi Bankasi	451,036	582,221

		10,621,846
United Kingdom
Old Mutual PLC	27,674	71,657
United States
Nexteer Automotive Group, Ltd.	133,000	229,141
Total Reference Entity — Long		110,432,682

	Shares	Value
Reference Entity — Short
China
China Shanshui Cement Group Ltd.	(7,300)	$(4,112)
Malaysia
Gamuda Bhd	(1)	(1)
Total Reference Entity — Short		(4,113)
Net Value of Reference Entity — UBS AG		110,428,569

BLACKROCK TOTAL EMERGING MARKETS FUND	JULY 31, 2017	17

Consolidated Schedule of Investments (continued)	BlackRock Total Emerging Markets Fund

Portfolio Abbreviations

ADR	American Depositary Receipts
AUD	Australian Dollar
BHD	Bahraini Dinar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
COP	Colombian Peso
EUR	Euro
GBP	British Pound
GDR	Global Depositary Receipt
HUF	Hungarian Forint
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
JSC	Joint Stock Company
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NVDR	Non-voting Depository Receipts
NZD	New Zealand Dollar
OTC	Over-the-Counter
PCL	Public Company Limited
PHP	Philippine Peso
PLN	Polish Zloty
RON	Romanian New Leu
RUB	Russian Ruble
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish Lira
TWD	Taiwan Dollar
USD	U.S. Dollar
ZAR	South African Rand

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market -corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

18	BLACKROCK TOTAL EMERGING MARKETS FUND	JULY 31, 2017

Consolidated Schedule of Investments (concluded)	BlackRock Total Emerging Markets Fund

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by Private Companies. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Corporate Bonds	—	$23,768,045	—	$23,768,045
Foreign Agency Obligations	—	25,183,522	—	25,183,522
Foreign Government Obligations	—	224,651,642	—	224,651,642
Short-Term Securities	$123,618,958	—	—	123,618,958

Total	$123,618,958	$273,603,209	—	$397,222,167

Derivative Financial Instruments [1]
Assets:
Equity contracts	$119,649	$32,268,401	—	$32,388,050
Foreign currency exchange contracts	—	2,366,459	—	2,366,459
Interest rate contracts	—	753,605	—	753,605
Liabilities:
Foreign currency exchange contracts	—	(2,659,223)	—	(2,659,223)
Interest rate contracts	—	(4,746)	—	(4,746)

Total	$119,649	$32,724,496	—	$32,844,145

[1]    Derivative financial instruments are swaps, futures contracts, forward foreign currency exchange contracts. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

During the period ended July 31, 2017, there were no transfers between levels.

BLACKROCK TOTAL EMERGING MARKETS FUND	JULY 31, 2017	19

Item 2 –	Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Funds

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of BlackRock Funds

Date:	September 25, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of BlackRock Funds

Date:	September 25, 2017

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of BlackRock Funds

Date:	September 25, 2017